UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Annual Notice of Securities Sold
Pursuant to Rule 24F-2

Read instruction at end of form before preparing form.

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1.	Name and address of issuer:
  	Citicorp Life Variable Annuity Separate Account
  	800 Silver Lake Blvd.
  	Dover, DE 19904

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2.	The name of each series or class of securities for which this Form is filed
   (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes)
                                                                         [X]

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3.	Investment Company Act File Number:
  	811-8628

  	Securities Act File Number:
  	33-81626

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4(a).	Last day of fiscal year for which this Form is filed:
     	December 31, 1997

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4(b).	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction A.2)

                                                                        [  ]
Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c).	Check box if this is the last time the Issuer will be filing this Form.

                                                                         [  ]

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
5.	Calculation of registration fee

	(i)	Aggregate sale price of securities
   		sold during the fiscal year pursuant
   		to section 24(f):		                                 			$   41,130,994

	(ii)	Aggregate price of securities
    		redeemed or repurchased during
	    	the fiscal year:		               	  $      825,274

	(iii)	Aggregate price of securities redeemed
     		or repurchased during
     		any prior fiscal year ending no
	     	earlier than October 11, 1995
	     	that were not previously used to
	     	reduce registration fees payable
	     	to the Commission:		                        	0

	(iv)	Total available redemption credits
    		[add Items 5(ii) and 5(iii)]		                     		-$     825,274

	(v)	Net sales - if Item 5(i) is greater
		than Item 5(iv) [subtract Item 5(iv)
		from Item 5(i)]					 $  40,305,720


	(vi)	Redemption credits available for      	$ (		)
    		use in future years -- if Item 5(i) is
	    	less than Item 5(iv)[subtract
	    	Item 5(iv) from Item 5(i)]:



	(vii)	Multiplier for determining
     		registration fee (See Instruction C.9):              		X  .000295

	(viii)	Registration fee due [multiply
      		Item 5(v) by Item 5(vii)] (enter
	      	"0" if no fee is due):	                         			=$  11,890.19
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
6.	Prepaid Shares

 	If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of
  securities (number of shares or other units) deducted here:		.  If there
  is a number of shares or other units that were registered pursuant to rule
  24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then
  state that number here:		       	.

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7.	Interest due -- if this Form is being filed more than 90 days
  	after the end of the Issuer's fiscal year (see Instruction D):

                                                                     +$	0

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8.	Total of the amount of the registration fee due plus any
  	interest due [line 5 (vii) plus line 7]:

                                                              =$ 11,890.19

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9.	Date the registration fee and any interest payment was sent to the
   Commission's lockbox depository:		February 5, 1998

  	Method of Delivery:

      		Wire Transfer		      	[X]
	      	Mail or other means  	[ ]
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SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel F. Forcade
                      			Daniel F. Forcade	Sr. Vice President and Treasurer

Date:  2-10-98